Average Annual Total Returns	12 Months Ended	37 Months Ended	42 Months Ended	48 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 900 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.30%			10.80%
S&P Aerospace & Defense Select Industry Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	46.79%			21.00%
ICE BofA Broad U.S. Market Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.15%		3.05%
ICE BofA 0-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.86%		3.94%
MSCI World Net USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	19.71%
S&P Global Infrastructure Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.58%	13.73%
TrueShares Patriot Defense ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.48%			5.13%
Performance Inception Date				Dec. 31, 2021
TrueShares Patriot Defense ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.09%			4.78%
TrueShares Patriot Defense ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.10%			3.90%
RiverNorth Market Neutral ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.18%		6.72%
Performance Inception Date			Jul. 11, 2022
RiverNorth Market Neutral ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.75%		4.40%
RiverNorth Market Neutral ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.44%		4.28%
TrueShares Eagle Global Next Gen Power Infrastructure ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.19%	5.95%
Performance Inception Date		Dec. 08, 2022
TrueShares Eagle Global Next Gen Power Infrastructure ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	35.99%	5.99%
TrueShares Eagle Global Next Gen Power Infrastructure ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.24%	5.09%